Performance Management	Feb. 28, 2026
TCW AAA CLO ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2025)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	2nd Quarter 2025	1.55%
Worst Quarter	1st Quarter 2025	1.15%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.55%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.15%
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	Life of Fund (11/15/24)
Return Before Taxes	5.45%	5.54%
Return After Taxes on Distributions	3.38%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	3.20%	3.34%
JP Morgan CLOIE AAA Index	5.45%	6.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	6.38%

(1)

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Closing [Text Block]

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 1.37%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Core Plus Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the TCW MetWest Intermediate Bond Fund (the “Predecessor Intermediate Bond Mutual Fund”) as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Intermediate Bond Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Intermediate Bond Mutual Fund’s Class I Shares). The table shows how the Predecessor Intermediate Bond Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Intermediate Bond Mutual Fund’s Class I Shares) for 1 year, 5 years and 10 years compared with those of an appropriate broad-based securities market index and a secondary benchmark index. Had the Predecessor Intermediate Bond Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Intermediate Bond Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Intermediate Bond Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the TCW MetWest Intermediate Bond Fund (the “Predecessor Intermediate Bond Mutual Fund”) as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Intermediate Bond Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Intermediate Bond Mutual Fund’s Class I Shares). The table shows how the Predecessor Intermediate Bond Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Intermediate Bond Mutual Fund’s Class I Shares) for 1 year, 5 years and 10 years compared with those of an appropriate broad-based securities market index and a secondary benchmark index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2025)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	12/31/23	5.13%
Worst Quarter	3/31/22	-4.51%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.51%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
	1 Year	5 Year	10 Year
Return Before Taxes	8.12%	0.90%	2.34%
Return After Taxes on Distributions	6.00%	(0.52)%	1.04%
Return After Taxes on Distributions and Sale of Fund Shares	4.77%	0.07%	1.23%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	(0.36)%	2.01%
Bloomberg Intermediate U.S. Government/Credit Index(2)	6.97%	0.96%	2.29%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S.dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
(2)	The Bloomberg Intermediate U.S. Government/Credit Index measures investment grade, US dollar-denominated, fixed-rate nominal Treasuries, government-related and corporate securities with 1-10 year maturities.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 0.68%.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The TCW MetWest Corporate Bond Fund (the “Predecessor Corporate Bond Mutual Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Corporate Bond Mutual Fund. The Fund commenced operations on November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Corporate Bond Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index. Had the Predecessor Corporate Bond Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Corporate Bond Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Corporate Bond Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The TCW MetWest Corporate Bond Fund (the “Predecessor Corporate Bond Mutual Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Corporate Bond Mutual Fund. The Fund commenced operations on November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Corporate Bond Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2025)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(December 31, 2023)	8.78%
Worst Quarter	(March 31, 2022)	(7.56)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.56%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	Life of Fund (6/29/2018)
Return Before Taxes	8.30%	(0.09)%	3.79%
Return After Taxes on Distributions	6.32%	(1.53)%	1.84%
Return After Taxes on Distributions and Sale of Fund Shares	4.88%	(0.69)%	2.08%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	(0.36)%	2.07%
Bloomberg U.S. Corporate Investment Grade Index(2)	7.77%	(0.09)%	3.16%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
(2)	The Bloomberg U.S. Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Investment Grade Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 0.43%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Flexible Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The TCW MetWest Flexible Income Fund, a series of TCW Metropolitan West Funds (the “Predecessor Flexible Income Mutual Fund”) was reorganized into the Fund on June 24, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Flexible Income Mutual Fund. The Fund commenced operations June 24, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Flexible Income Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of a broad-based securities market index. Had the Predecessor Flexible Income Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Flexible Income Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Flexible Income Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Performance One Year or Less [Text]	The TCW MetWest Flexible Income Fund, a series of TCW Metropolitan West Funds (the “Predecessor Flexible Income Mutual Fund”) was reorganized into the Fund on June 24, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Flexible Income Mutual Fund. The Fund commenced operations June 24, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Flexible Income Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of a broad-based securities market index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2025)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(March 31, 2019)	8.75%
Worst Quarter	(June 30, 2022)	(4.80)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.75%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.80%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	Life of Fund (11/30/2018)
Return Before Taxes	8.50%	3.22%	6.61%
Return After Taxes on Distributions	6.00%	(0.04)%	2.49%
Return After Taxes on Distributions and Sale of Fund Shares	4.98%	0.99%	3.25%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	7.30%	(0.36)%	2.22%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 1.40%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW High Yield Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Predecessor High Yield Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor High Yield Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor High Yield Mutual Fund for the periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and additional indices. Effective November 18, 2024, the Bloomberg U.S. Universal Bond Index was included as the Fund’s broad-based securities market index in accordance with regulatory disclosure requirements. Had the Predecessor High Yield Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor High Yield Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor High Yield Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Predecessor High Yield Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor High Yield Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor High Yield Mutual Fund for the periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and additional indices.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2025)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(June 30, 2020)	8.85%
Worst Quarter	(June 30, 2022)	(8.15)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	10 Year
Return Before Taxes	7.08%	3.52%	5.43%
Return After Taxes on Distributions	3.78%	0.98%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	1.57%	3.20%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	7.58%	0.06%	2.43%
Bloomberg U.S. Corporate High Yield 2% Cap (reflects no deduction for fees, expenses, or taxes)(2)	8.62%	4.50%	6.52%

(1)	The Bloomberg U.S. Universal Bond Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
(2)	The Bloomberg U.S. Corporate High Yield 2% Issuer Cap is an unmanaged index of the 2% Issuer Cap component of the Barclays High Yield Corporate Bond Index, which is a market value-weighted index of fixed rate, non-investment grade debt.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 1.31%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Multisector Credit Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2025)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	2nd Quarter 2025	2.90%
Worst Quarter	1st Quarter 2025	1.06%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.90%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.06%
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	Life of Fund (11/16/24)
Return Before Taxes	8.28%	7.69%
Return After Taxes on Distributions	5.09%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	4.84%	4.53%
Bloomberg Universal Bond Index(1)	7.58%	6.60%
Bloomberg High Yield JPM EMBI GD Morningstar LSTA Leveraged Loan	9.57%	8.72%

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Closing [Text Block]

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 1.49%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Senior Loan ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The TCW MetWest Floating Rate Income Fund (the “Predecessor Floating Rate Mutual Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Floating Rate Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Floating Rate Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and an additional index. Had the Predecessor Floating Rate Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Floating Rate Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Floating Rate Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The TCW MetWest Floating Rate Income Fund (the “Predecessor Floating Rate Mutual Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Floating Rate Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Floating Rate Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and an additional index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2025)
Bar Chart [Table]

Bar Chart Closing [Text Block]	*For the period shown in the bar chart above:
Best Quarter	(June 30, 2020)	7.04%
Worst Quarter	(March 31, 2020)	(8.76)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	10 Year
Return Before Taxes	5.26%	5.37%	4.77%
Return After Taxes on Distributions	2.19%	2.58%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	3.07%	2.88%	2.67%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)(1)	7.58%	0.06%	2.43%
Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)(2)	5.90%	6.42%	6.23%

(1)	The Bloomberg U.S. Universal Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
(2)	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan market.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 0.67%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383